Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2024
Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Disclosure of Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [text block]
05 –
Net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss
Net interest income
in € m.	2024	2023	2022
Interest and similar income:
Interest income on cash and central bank balances	7,045	7,048	1,936
Interest income on interbank balances (w/o central banks)	643	607	352
Central bank funds sold and securities purchased under resale agreements	1,935	1,069	504
Loans	23,330	22,032	14,238
Other	2,140	2,103	1,969
Total Interest and similar income from assets measured at amortized cost	35,094	32,857	18,999
Interest income on financial assets at fair value through other comprehensive income	1,408	1,097	798
Total interest and similar income calculated using the effective interest method	36,502	33,955	19,798
Financial assets at fair value through profit or loss	12,493	9,592	4,652
Total interest and similar income	48,996	43,546	24,449
Thereof: negative interest expense on financial liabilities	28	76	959
Interest expense:
Interest-bearing deposits	14,410	10,658	3,719
Central bank funds purchased and securities sold under repurchase agreements	708	388	304
Other short-term borrowings	390	310	111
Long-term debt	6,770	6,154	2,409
Trust preferred securities	17	16	13
Other	3,035	2,848	1,119
Total interest expense measured at amortized cost	25,330	20,374	7,676
Financial liabilities at fair value through profit or loss	8,505	7,051	2,791
Total interest expense	33,835	27,424	10,466
Thereof: negative interest income on financial assets	39	81	461
Net interest income	15,161	16,122	13,983

Impact of ECB Targeted Longer-term Refinancing Operations (TLTRO III program)
As of December 31, 2024, the Group had no outstanding borrowing (December 31, 2023: € 15.0 billion) under the TLTRO III-refinancing program. The prior interest rates on TLTRO III refinancing operations were indexed to the average applicable key ECB interest rates. The resulting net interest expense was € 144 million for the twelve months ended December 31, 2024 (December 31, 2023: € 741 million) under the TLTRO III program.
Net gains (losses) on financial assets/liabilities at fair value through profit or loss
in € m.	2024	2023	2022
Trading income (loss):
FIC Sales and Trading	5,045	5,116	5,352
Other trading income (loss)	517	390	(2,607)
Total trading income (loss)	5,563	5,506	2,745
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss:
Breakdown by financial assets category:
Debt Securities	(94)	89	(43)
Equity Securities	24	(10)	47
Loans and loan commitments	(8)	112	(5)
Deposits	(4)	(5)	14
Others non-trading financial assets mandatory at fair value through profit and loss	18	31	(73)
Total net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss:	(65)	217	(61)
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss:
Breakdown by financial asset/liability category:
Loans and loan commitments	5	12	(2)
Deposits	2	(0)	4
Long-term debt	157	(180)	265
Other financial assets/liabilities designated at fair value through profit or loss	(7)	20	11
Total net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	158	(148)	277
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	5,655	5,575	2,962

Combined net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss
in € m.	2024	2023	2022
Net interest income	15,161	16,122	13,983
Trading income (loss)[1]	5,563	5,506	2,745
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss	(65)	217	(61)
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	158	(148)	277
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	5,655	5,575	2,962
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss[2]	20,816	21,697	16,945
Corporate Treasury Services	2,832	2,936	2,457
Institutional Client Services	1,002	946	566
Business Banking	1,086	1,184	697
Corporate Bank	4,919	5,067	3,720
Fixed Income & Currency	8,521	8,121	8,696
Remaining Products	(126)	(19)	(431)
Investment Bank	8,395	8,102	8,265
Personal Banking	3,882	4,133	4,650
Wealth Management and Private Banking	2,117	2,245	1,961
Private Bank	5,998	6,377	6,610
Asset Management	269	(11)	(250)
Corporate & Other	1,235	2,162	(1,401)
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	20,816	21,697	16,945

[1] Trading income (loss) includes gains and losses from derivatives not qualifying for hedge accounting
[2] Prior year’s comparatives aligned to presentation in the current year
The Group’s trading and risk management businesses include significant activities in interest rate instruments and related derivatives. Under IFRS, interest and similar income earned from trading instruments and financial instruments designated at fair value through profit or loss (i.e., coupon and dividend income), and the costs of funding net trading positions, are part of net interest income. The Group’s trading activities can periodically shift income to either net interest income or to net gains (losses) of financial assets/liabilities at fair value through profit or loss depending on a variety of factors, including risk management strategies. The above table combines net interest income and net gains (losses) of financial assets/liabilities at fair value through profit or loss by business division.